Leases - Supplemental Cash Flow Information Relating to Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash payments for operating leases	$ 7,955,000	$ 13,992,000
Right-of-use assets obtained in exchange for operating lease liabilities	$ 0	$ 0